UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  May 31, 2008

Item 1. Schedule of Investments.

The Appleton Group PLUS Fund
Schedule of Investments				Ticker Symbol: APGLX
May 31, 2008 (Unaudited)

Exchange Traded Funds 92.95%			Shares	Market Value
PowerShares QQQ			123,966	$ 6,199,540
Diamonds Trust, Series 1			43,798	5,524,242
SPDR Trust, Series 1			30,482	4,278,149
iShares Russell 2000 Growth Index Fund			45,493	3,673,105
iShares Russell 2000 Value Index Fund			49,834	3,502,333
Financial Select Sector SPDR Fund			52,195	1,292,348
iShares Dow Jones Select Dividend Index Fund			20,190	1,176,067
iShares Dow Jones U.S. Real Estate Index Fund			15,941	1,106,943
Total Exchange Traded Funds (Cost $25,831,911)				26,752,727

Short-Term Investments 7.20%
Investment Company 2.43%
Fidelity Institutional Government Portfolio - Class I			699,782	699,782
Total Investment Company (Cost $699,782)				699,782

			Principal
			Amount
U.S. Government Agency Issue(a) 4.77%
Federal Home Loan Bank Discount Note
0.00% Coupon, 2.098% Effective Yield, 6/2/2008			$1,373,000	1,372,866

Total U.S. Government Agency Issue (Cost $1,372,866)				1,372,866

Total Short-Term Investments (Cost $2,072,648)				2,072,648

Total Investments 100.151% (Cost $27,904,559)				28,825,375
Liabilities, less Other Assets (0.15)%				(44,299)
Net Assets 100.00%				$ 28,781,076

(a) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the
United States Treasury.

FAS 157 – Summary of Fair Value Exposure at May 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 -	Level 2 -	Level 3 -
		Quoted prices in	Significant	Significant
		active markets	other observable	unobservable
Description	Total	for identical assets	inputs	inputs
Assets:
Securities	$28,825,375	$27,452,509	$1,372,866	$0
Total	$28,825,375	$27,452,509	$1,372,866	$0

The cost basis of investments for federal income tax purposes at May 31, 2008 was as follows*:

Cost of investments			$ 27,904,559
Gross unrealized appreciation			1,155,786
Gross unrealized depreciation			(234,790)
Net unrealized appreciation			$ 920,996

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/   Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date    July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/   Joseph Neuberger
Joseph Neuberger, President and Treasurer

Date     July 25, 2008